AOMT II, LLC ABS 15-G

Exhibit 99.19

Valuations Summary

Loans In Report:	XXX				Origination Values										Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR				2055 Ext Only				BPO (Broker Price Opinion)				Other					AUS Information

Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date - Other	Value - Other	Variance Amount - Other	Variance (%) - Other	CU / LCA Score
2026020379		XXX	XXX	XXX	XXX	XXX	1004 XXX				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	-6.75%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)
2026020085		XXX	XXX	XXX	XXX	XXX	XXX Multi-Fam (XXX)				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)
2026020335		XXX	XXX	XXX	XXX	XXX	1004 XXX (XXX)				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	1.0
2026020359		XXX	XXX	XXX	XXX	XXX	1004 XXX (XXX)				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	1.4
2026020392		XXX	XXX	XXX	XXX	XXX	1004 XXX (XXX)			XXX	XXX	XXX	12.39%	Full Appraisal		XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	2.6
2026020528		XXX	XXX	XXX	XXX	XXX	1004 XXX (XXX)				XXX	XXX	0.00%			XXX	XXX	0.00%				XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)
2026020542		XXX	XXX	XXX	XXX	XXX	1004 XXX (XXX)				XXX	XXX	0.00%	Not Applicable		XXX	XXX	0.00%				XXX	XXX	XXX	-4.49%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	1.0

The findings in this report are preliminary and subject to revision by XXX. This report is confidential and for Client’s internal use only. This report is not for purposes of XXX filings and is not redacted. For Securitization reporting please submit a request to XXX